Common Stock Warrants (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Expected volatility	99.65%	67.39%	71.98%
Risk-free interest rate	1.44%	1.62%	1.30%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (in years)	6 years	6 years 1 month 10 days	6 years 4 months 24 days
Common Stock Warrant [Member]
Expected volatility	65.22%
Risk-free interest rate	1.37%
Expected dividend yield	0.00%
Expected life (in years)	5 years